Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
1-3 Year Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds , 6.75% , 08/15/26 ..... USD 24,949 $ 26,004,564
U.S. Treasury Notes
0.63% , 10/15/24 - 03/31/27 ........... 377,982 344,819,819
2.25% , 10/31/24 - 02/15/27 ........... 889,946 848,223,252
4.38% , 10/31/24 - 12/15/26 ........... 624,327 618,636,152
0.75% , 11/15/24 - 08/31/26 ........... 1,698,129 1,565,913,774
1.50% , 11/30/24 - 01/31/27 ........... 662,699 614,167,271
1.00% , 12/15/24
(a)
................. 3,260 3,186,545
1.13% , 01/15/25 - 02/28/27
(a)
.......... 433,380 397,888,298
2.50% , 01/31/25 - 03/31/27
(a)
.......... 296,481 281,309,457
4.13% , 01/31/25 - 02/15/27 ........... 666,523 656,896,029
2.00% , 02/15/25 - 11/15/26 ........... 500,140 472,825,240
2.75% , 02/28/25 - 04/30/27 ........... 433,090 414,297,929
4.63% , 02/28/25 - 11/15/26
(a)
.......... 2,084,543 2,075,018,370
1.75% , 03/15/25 - 12/31/26 ........... 154,237 143,245,873
0.50% , 03/31/25 - 05/31/27 ........... 451,547 400,119,817
2.63% , 03/31/25 - 05/31/27 ........... 421,200 398,064,632
3.88% , 03/31/25 - 01/15/26 ........... 844,830 830,478,497
2.88% , 04/30/25 - 07/31/25 ........... 344,335 336,361,558
2.13% , 05/15/25 - 05/31/26 ........... 197,044 187,525,431
0.25% , 05/31/25 - 10/31/25 ........... 1,470,687 1,384,678,894
4.25% , 05/31/25 - 03/15/27 ........... 1,401,940 1,386,290,724
3.00% , 07/15/25 - 10/31/25 ........... 563,293 548,622,626
3.13% , 08/15/25 .................. 258,444 252,498,160
5.00% , 08/31/25 - 09/30/25 ........... 568,984 568,241,688
3.50% , 09/15/25 .................. 208,871 204,750,498
4.50% , 11/15/25 - 05/15/27 ........... 2,657,720 2,640,138,007
4.88% , 11/30/25 - 05/31/26 ........... 364,794 364,355,015
4.00% , 12/15/25 - 01/15/27 ........... 2,665,850 2,623,418,712
3.75% , 04/15/26 .................. 439,578 430,512,095
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63% , 05/15/26 - 11/30/26 ........... USD 727,769 $ 679,163,000
3.63% , 05/15/26 .................. 414,634 404,980,509
0.88% , 06/30/26 - 09/30/26 ........... 619,991 569,123,164
1.88% , 06/30/26 - 02/28/27 ........... 600,399 561,204,799
1.38% , 08/31/26 .................. 158,959 147,440,403
1.25% , 11/30/26 - 12/31/26 ........... 777,539 713,424,226
Total Long-Term Investments — 98 .9%
(Cost: $ 24,350,985,362 ) ............................ 24,093,825,028
Shares
Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28%
(b) (c) (d)
................ 120,113,208 120,113,208
Total Short-Term Securities — 0 .5%
(Cost: $ 120,113,208 ) .............................. 120,113,208
Total Investments — 99 .4%
(Cost: $ 24,471,098,570 ) ............................ 24,213,938,236
Other Assets Less Liabilities — 0.6% .................... 146,432,557
Net Assets — 100.0% ...............................
$ 24,360,370,793
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 468,836,072 $ — $ (348,722,864)
(a)
$ — $ — $ 120,113,208 120,113,208 $ 947,887
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
1-3 Year Treasury Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 24,093,825,028 $ — $ 24,093,825,028
Short-Term Securities
Money Market Funds ...................................... 120,113,208 — — 120,113,208
$ 120,113,208 $ 24,093,825,028 $ — $ 24,213,938,236
Currency Abbreviation
USD United States Dollar